Schedule of Investments (unaudited) March 31, 2022	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 1.9%
Azelis Group NV(a)	52,429	$1,264,740
KBC Group NV	12,335	885,026

		2,149,766

Denmark — 2.9%
DSV A/S	16,817	3,223,071

Finland — 1.9%
Metso Outotec OYJ	91,891	774,612
Neste OYJ	29,741	1,355,986

		2,130,598

France — 35.9%
BNP Paribas SA	81,677	4,667,402
Dassault Systemes SE	36,837	1,809,750
Kering SA	1,344	848,504
Legrand SA	21,300	2,025,128
LVMH Moet Hennessy Louis Vuitton SE	12,395	8,847,535
Pernod Ricard SA	12,938	2,842,620
Safran SA	22,014	2,591,828
Sartorius Stedim Biotech	6,590	2,698,041
Schneider Electric SE	30,493	5,119,480
Teleperformance	8,345	3,178,594
TotalEnergies SE	54,774	2,771,538
Vinci SA	27,833	2,843,770

		40,244,190

Germany — 17.3%
Allianz SE, Registered Shares	12,425	2,967,191
CTS Eventim AG & Co. KGaA(a)	22,388	1,520,532
Merck KGaA	14,468	3,021,417
MTU Aero Engines AG	11,318	2,617,626
Puma SE	24,033	2,043,812
Rational AG	1,369	942,861
Siemens AG, Registered Shares	33,198	4,596,836
Symrise AG	14,115	1,692,285

		19,402,560

Ireland — 1.5%
Kingspan Group PLC	17,261	1,687,207

Italy — 4.9%
Ferrari NV	8,547	1,862,044
FinecoBank Banca Fineco SpA	139,537	2,116,788
Moncler SpA	27,878	1,546,723

		5,525,555

Luxembourg — 1.0%
Majorel Group Luxembourg SA(a)	32,731	1,074,673

Netherlands — 22.1%
Adyen NV(a)(b)	1,225	2,426,349

Security		Shares	Value

Netherlands (continued)
ASM International NV		8,452	$3,077,640
ASML Holding NV		14,601	9,756,702
BE Semiconductor Industries NV		24,773	2,111,732
IMCD NV		18,025	3,074,927
QIAGEN NV(a)		28,876	1,416,942
Universal Music Group NV		109,147	2,913,582

			24,777,874

Portugal — 1.5%
EDP - Energias de Portugal SA		341,034	1,678,530

Switzerland — 3.6%
Sika AG, Registered Shares		4,155	1,374,697
STMicroelectronics NV		60,092	2,611,837

			3,986,534

United Kingdom — 4.9%
Allfunds Group PLC(a)		98,103	1,123,768
Linde PLC(a)		9,182	2,929,905
RELX PLC		44,623	1,388,566

			5,442,239

Total Long-Term Investments — 99.4% (Cost: $82,321,701)			111,322,797

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(c)(d)		400,441	400,441

		Par (000)

Time Deposits — 0.2%

Europe — 0.2%
Citibank, New York, (0.78%), 04/01/22	EUR	188	207,806

Total Short-Term Securities — 0.6% (Cost: $608,247)			608,247

Total Investments — 100.0% (Cost: $82,929,948)			111,931,044

Other Assets Less Liabilities — 0.0%			43,689

Net Assets — 100.0%			$111,974,733

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$562,543	$—		$(162,102	)(a)	$—	$—	$400,441	400,441	$40		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	12	(a)	—		(12)	—	—	—	7	(c)	—

						$(12)	$—	$400,441		$47		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$2,149,766	$—	$2,149,766
Denmark	—	3,223,071	—	3,223,071
Finland	—	2,130,598	—	2,130,598
France	—	40,244,190	—	40,244,190
Germany	—	19,402,560	—	19,402,560
Ireland	—	1,687,207	—	1,687,207
Italy	—	5,525,555	—	5,525,555
Luxembourg	1,074,673	—	—	1,074,673
Netherlands	—	24,777,874	—	24,777,874
Portugal	—	1,678,530	—	1,678,530
Switzerland	—	3,986,534	—	3,986,534
United Kingdom	—	5,442,239	—	5,442,239

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$400,441	$—	$—	$400,441
Time Deposits	—	207,806	—	207,806

	$1,475,114	$110,455,930	$—	$111,931,044

Currency Abbreviation

EUR	Euro

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